SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Employees, consultants and directors [Member]
Number [Abstract]
Outstanding at beginning of year | shares	4,036,024	4,233,950
Granted | shares	471,000	302,000
Exercised | shares	0	(5,624)
Forfeited | shares	(362,111)	(344,241)
Outstanding at end of year | shares	4,144,913	4,186,085
Exercisable at end of year | shares	2,757,698	2,749,667
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 4.17	$ 5.54
Granted | $ / shares	0.71	1.17
Exercised | $ / shares	0	1.09
Forfeited | $ / shares	4.24	5.04
Outstanding at end of year | $ / shares	3.57	4.66
Exercisable at end of year | $ / shares	$ 4.68	$ 6.05
Employees, consultants and directors of company's subsidiaries [Member]
Number [Abstract]
Outstanding at beginning of year | shares	2,273,489	1,901,992
Granted | shares	546,839	297,523
Exercised | shares	0	(8,270)
Forfeited | shares	(473,932)	(141,145)
Outstanding at end of year | shares	2,346,396	2,050,100
Exercisable at end of year | shares	1,390,561	1,209,005
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 1.72	$ 1.39
Granted | $ / shares	1.87	0.56
Exercised | $ / shares	0	0.2
Forfeited | $ / shares	3.15	7.95
Outstanding at end of year | $ / shares	1.46	1.24
Exercisable at end of year | $ / shares	$ 0.94	$ 1.02